Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Amount	$ 179,357,487	$ 101,077,015	$ 196,319,058
Scotiabank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A.
Date of placement			12-20-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 3,552,994
Monthly interest rate (%)			0.23%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A.
Date of placement			12-21-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 1,196,505
Monthly interest rate (%)			0.23%
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A.
Date of placement			12-21-2018
Due date			01-16-2019
Currency			CLP
Amount			$ 283,475
Monthly interest rate (%)			0.23%
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A.
Date of placement			12-28-2018
Due date			01-15-2019
Currency			CLP
Amount			$ 3,500,840
Monthly interest rate (%)			0.24%
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A.
Date of placement			12-28-2018
Due date			01-15-2019
Currency			CLP
Amount			$ 1,500,360
Monthly interest rate (%)			0.24%
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-26-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 4,829,042
Monthly interest rate (%)			0.24%
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-24-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 199,653
Monthly interest rate (%)			0.24%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-17-2018
Due date			01-16-2019
Currency			CLP
Amount			$ 1,474,627
Monthly interest rate (%)			0.25%
Scotia bank Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 3,822,988
Monthly interest rate (%)			0.26%
Scotia bank Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-27-2018
Due date			01-15-2019
Currency			CLP
Amount			$ 9,453,276
Monthly interest rate (%)			0.26%
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement		12-27-2019	12-21-2018
Due date		01-02-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 734,448	$ 1,997,067
Monthly interest rate (%)		0.18%	0.23%
Banco Security - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-27-2019	12-21-2018
Due date		01-02-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 658,478	$ 709,418
Monthly interest rate (%)		0.21%	0.23%
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-23-2019	12-21-2018
Due date		01-06-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 300,168	$ 184,213
Monthly interest rate (%)		0.21%	0.23%
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-30-2019	12-21-2018
Due date		01-16-2020	01-16-2019
Currency		CLP	CLP
Amount		$ 1,000,060	$ 91,813
Monthly interest rate (%)		0.18%	0.23%
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-14-2018
Due date		01-03-2020	01-02-2019
Currency		CLP	CLP
Amount		$ 2,950,955	$ 5,690,513
Monthly interest rate (%)		0.21%	0.24%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-20-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 500,440
Monthly interest rate (%)			0.24%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-26-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 4,881,954
Monthly interest rate (%)			0.24%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-13-2018
Due date			01-16-2019
Currency			CLP
Amount			$ 1,969,680
Monthly interest rate (%)			0.25%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-27-2019	12-21-2018
Due date		01-03-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 12,003,360	$ 296,155
Monthly interest rate (%)		0.21%	0.23%
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BanChile Corredores de Bolsa S.A.
Date of placement		12-26-2019	12-26-2018
Due date		01-03-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 1,211,714	$ 5,001,235
Monthly interest rate (%)		0.21%	0.24%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-13-2018
Due date		01-03-2020	01-14-2019
Currency		CLP	CLP
Amount		$ 814,100	$ 4,105,904
Monthly interest rate (%)		0.21%	0.24%
Banco de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-26-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 2,634,725
Monthly interest rate (%)			0.24%
Banco de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-27-2018
Due date			01-15-2019
Currency			CLP
Amount			$ 3,279,009
Monthly interest rate (%)			0.25%
Banco de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-27-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 600,200
Monthly interest rate (%)			0.25%
Banco de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BanChile Corredores de Bolsa S.A.
Date of placement		12-26-2019	12-26-2018
Due date		01-03-2020	01-15-2019
Currency		CLP	CLP
Amount		$ 1,500,525	$ 10,004,000
Monthly interest rate (%)		0.21%	0.24%
Banco De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 6,881,358
Monthly interest rate (%)			0.26%
Banco De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-24-2018
Due date			01-09-2019
Currency			CLP
Amount			$ 900,546
Monthly interest rate (%)			0.26%
Banco de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-14-2018
Due date			01-02-2019
Currency			CLP
Amount			$ 1,094,729
Monthly interest rate (%)			0.24%
Banco de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-13-2018
Due date			01-02-2019
Currency			CLP
Amount			$ 3,550,258
Monthly interest rate (%)			0.25%
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019	12-24-2018
Due date		01-09-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 100,005	$ 950,991
Monthly interest rate (%)		0.16%	0.24%
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-27-2019	12-14-2018
Due date		01-02-2020	01-02-2019
Currency		CLP	CLP
Amount		$ 2,776,880	$ 1,911,598
Monthly interest rate (%)		0.18%	0.24%
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-26-2018
Due date		01-03-2020	01-30-2019
Currency		CLP	CLP
Amount		$ 4,001,333	$ 8,848,606
Monthly interest rate (%)		0.20%	0.24%
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-27-2018
Due date		01-03-2020	01-15-2019
Currency		CLP	CLP
Amount		$ 6,002,000	$ 3,001,000
Monthly interest rate (%)		0.20%	0.25%
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement		12-23-2019	12-13-2018
Due date		01-06-2020	01-16-2019
Currency		CLP	CLP
Amount		$ 1,200,672	$ 233,620
Monthly interest rate (%)		0.21%	0.25%
Banco De Credito e Inversiones - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement		12-26-2019	12-17-2018
Due date		01-03-2020	01-16-2019
Currency		CLP	CLP
Amount		$ 500,167	$ 1,550,072
Monthly interest rate (%)		0.20%	0.25%
Banco De Credito e Inversiones - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-17-2018
Due date			01-02-2019
Currency			CLP
Amount			$ 4,911,284
Monthly interest rate (%)			0.25%
Banco De Credito e Inversiones - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-24-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 4,802,350
Monthly interest rate (%)			0.26%
Banco De Credito e Inversiones - Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-24-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 2,501,517
Monthly interest rate (%)			0.26%
Banco De Credito e Inversiones - Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-27-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 1,190,413
Monthly interest rate (%)			0.26%
Banco De Credito e Inversiones - Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-27-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 3,801,316
Monthly interest rate (%)			0.26%
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-27-2019	12-26-2018
Due date		01-02-2020	01-30-2019
Currency		CLP	CLP
Amount		$ 489,632	$ 1,650,525
Monthly interest rate (%)		0.18%	0.24%
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement		12-27-2019	11-30-2018
Due date		01-03-2020	01-04-2019
Currency		CLP	CLP
Amount		$ 4,001,120	$ 2,216,658
Monthly interest rate (%)		0.21%	0.26%
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BBVA Corredores de Bolsa Ltda.
Date of placement		12-27-2019	12-17-2018
Due date		01-06-2020	01-02-2019
Currency		CLP	CLP
Amount		$ 639,513	$ 7,880,787
Monthly interest rate (%)		0.21%	0.25%
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BBVA Corredores de Bolsa Ltda.
Date of placement		12-26-2019	12-17-2018
Due date		01-03-2020	01-16-2019
Currency		CLP	CLP
Amount		$ 5,109,314	$ 1,230,260
Monthly interest rate (%)		0.21%	0.25%
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 1,963,352
Monthly interest rate (%)			0.26%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 185,620
Monthly interest rate (%)			0.26%
Banco Itau Corpbanca - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-27-2018
Due date			01-09-2019
Currency			CLP
Amount			$ 2,000,692
Monthly interest rate (%)			0.26%
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-27-2019	12-17-2018
Due date		01-03-2020	01-04-2019
Currency		CLP	CLP
Amount		$ 5,001,400	$ 6,807,616
Monthly interest rate (%)		0.21%	0.24%
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-30-2019	12-26-2018
Due date		01-09-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 200,012	$ 1,100,440
Monthly interest rate (%)		0.18%	0.24%
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement		12-30-2019	12-26-2018
Due date		01-24-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 331,012	$ 490,196
Monthly interest rate (%)		0.18%	0.24%
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019	12-14-2018
Due date		01-09-2020	01-02-2019
Currency		CLP	CLP
Amount		$ 300,018	$ 7,009,520
Monthly interest rate (%)		0.18%	0.24%
Banco del Estado de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-26-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 6,702,680
Monthly interest rate (%)			0.24%
Banco del Estado de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa
Date of placement			12-27-2018
Due date			01-15-2019
Currency			CLP
Amount			$ 472,241
Monthly interest rate (%)			0.25%
Banco del Estado de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			11-30-2018
Due date			01-04-2019
Currency			CLP
Amount			$ 3,899,730
Monthly interest rate (%)			0.26%
Banco del Estado de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-13-2018
Due date			01-02-2019
Currency			CLP
Amount			$ 2,859,342
Monthly interest rate (%)			0.25%
Banco del Estado de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-13-2018
Due date			01-30-2019
Currency			CLP
Amount			$ 270,405
Monthly interest rate (%)			0.25%
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019	12-14-2018
Due date		01-16-2020	01-30-2019
Currency		CLP	CLP
Amount		$ 5,959,517	$ 250,340
Monthly interest rate (%)		0.18%	0.24%
Banco del Estado de Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 7,941,664
Monthly interest rate (%)			0.26%
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-26-2018
Due date		01-03-2020	01-30-2019
Currency		CLP	CLP
Amount		$ 5,705,073	$ 6,560,550
Monthly interest rate (%)		0.21%	0.24%
Banco del Estado de Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 1,815
Monthly interest rate (%)	0.02%
Banco BICE - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-26-2019
Due date		01-03-2020
Currency		CLP
Amount		$ 2,289,511
Monthly interest rate (%)		0.21%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-23-2019
Due date		01-06-2020
Currency		CLP
Amount		$ 300,168
Monthly interest rate (%)		0.21%
Banco De Credito e Inversiones - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement		12-30-2019	12-26-2018
Due date		01-02-2020	01-10-2019
Currency		CLP	CLP
Amount		$ 1,124,056	$ 300,885
Monthly interest rate (%)		0.22%	0.24%
Banco Security - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 1,967,453
Monthly interest rate (%)			0.26%
Banco Santander - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-24-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 2,602,140
Monthly interest rate (%)			0.26%
Banco Security - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 895,503
Monthly interest rate (%)			0.26%
Banco Santander - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-19-2018
Due date			01-10-2019
Currency			CLP
Amount			$ 4,451,265
Monthly interest rate (%)			0.26%
Banco Central de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BanChile Corredores de Bolsa S.A.
Date of placement		12-30-2019
Due date		01-02-2020
Currency		CLP
Amount		$ 6,176,480
Monthly interest rate (%)		0.22%
Banco Central de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 12,198,902
Monthly interest rate (%)	0.01%
Banco Central de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 799,928
Monthly interest rate (%)	0.01%
Banco Santander - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-26-2019	12-14-2018
Due date		01-03-2020	01-02-2019
Currency		CLP	CLP
Amount		$ 9,403,133	$ 415,536
Monthly interest rate (%)		0.20%	0.24%
Scotiabank Sudamericano Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-27-2019
Due date		01-02-2020
Currency		CLP
Amount		$ 1,192,040
Monthly interest rate (%)		0.21%
Scotiabank Sudamericano Chile one [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-27-2019
Due date		01-09-2020
Currency		CLP
Amount		$ 1,200,336
Monthly interest rate (%)		0.21%
Scotiabank Sudamericano Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019
Due date		01-16-2020
Currency		CLP
Amount		$ 3,864,985
Monthly interest rate (%)		0.18%
Scotiabank Sudamericano Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-27-2019
Due date		01-06-2020
Currency		CLP
Amount		$ 8,363,007
Monthly interest rate (%)		0.21%
Scotiabank Sudamericano Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-26-2019
Due date		01-03-2020
Currency		CLP
Amount		$ 2,926,683
Monthly interest rate (%)		0.21%
Banco Consorcio [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019	12-26-2018
Due date		01-24-2020	01-30-2019
Currency		CLP	CLP
Amount		$ 369,030	$ 3,427,727
Monthly interest rate (%)		0.18%	0.24%
Banco Consorcio Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa
Date of placement		12-30-2019
Due date		01-16-2020
Currency		CLP
Amount		$ 376,110
Monthly interest rate (%)		0.18%
Banco Santander - Chile Three one [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BBVA Corredores de Bolsa Ltda.
Date of placement			12-17-2018
Due date			01-02-2019
Currency			CLP
Amount			$ 2,876,187
Monthly interest rate (%)			0.25%
Banco Central De Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 3,499,685
Monthly interest rate (%)	0.01%
Banco Central De Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 1,799,838
Monthly interest rate (%)	0.01%
Banco Central De Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 849,924
Monthly interest rate (%)	0.01%
Banco Central De Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 5,000,000
Monthly interest rate (%)	0.01%
Banco De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 301,140
Monthly interest rate (%)	0.01%
Banco De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 75
Monthly interest rate (%)	0.01%
Banco De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 327
Monthly interest rate (%)	0.01%
Banco De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 168
Monthly interest rate (%)	0.01%
Banco De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BanChile Corredores de Bolsa S.A.
Date of placement	12-30-2020
Due date	01-04-2021
Currency	CLP
Amount	$ 79
Monthly interest rate (%)	0.01%
Banco Central De Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 598,213
Monthly interest rate (%)	0.02%
Banco Central De Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 1,497,373
Monthly interest rate (%)	0.03%
Banco Central De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-21-2021
Currency	CLP
Amount	$ 1,546,802
Monthly interest rate (%)	0.03%
Banco Central De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 897,320
Monthly interest rate (%)	0.02%
Banco Central De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 997,022
Monthly interest rate (%)	0.02%
Banco Central De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-28-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 25,177,686
Monthly interest rate (%)	0.03%
Banco Central De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 2,553,682
Monthly interest rate (%)	0.03%
Banco Central De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 897,320
Monthly interest rate (%)	0.02%
Banco Central De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 1,989,442
Monthly interest rate (%)	0.03%
Banco Central De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 498,511
Monthly interest rate (%)	0.02%
Banco Central De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 598,291
Monthly interest rate (%)	0.03%
Banco De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 2,642
Monthly interest rate (%)	0.03%
Banco De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 246,346
Monthly interest rate (%)	0.03%
Banco De Chile Eighteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 10,578
Monthly interest rate (%)	0.03%
Banco De Chile Nineteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 667,953
Monthly interest rate (%)	0.03%
Banco De Chile Twenty [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 1,715
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-21-2021
Currency	CLP
Amount	$ 453,218
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-28-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 1,500,045
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-28-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 4,823,214
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 2,000,020
Monthly interest rate (%)	0.03%
Banco Santander Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 7,832,132
Monthly interest rate (%)	0.03%
Banco Santander Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-21-2021
Currency	CLP
Amount	$ 1,200,012
Monthly interest rate (%)	0.03%
Banco Del Estado De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-17-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 900,084
Monthly interest rate (%)	0.02%
Banco Del Estado De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 2,722
Monthly interest rate (%)	0.02%
Banco Del Estado De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 3,025
Monthly interest rate (%)	0.02%
Banco Del Estado De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 2,722
Monthly interest rate (%)	0.02%
Banco Del Estado De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-24-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 1,512
Monthly interest rate (%)	0.02%
Banco Del Estado De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 8,400,084
Monthly interest rate (%)	0.03%
Banco Del Estado De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-17-2020
Due date	01-05-2021
Currency	CLP
Amount	$ 5,000,000
Monthly interest rate (%)	0.02%
Scotia Bank Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa
Date of placement	12-30-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 1,000,010
Monthly interest rate (%)	0.03%
Basa Paraguay [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BASA - Paraguay
Date of placement	10-19-2020
Due date	01-18-2021
Currency	USD
Amount	$ 4,239
Monthly interest rate (%)	0.02%
Banco Consorcio Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 11,525,797
Monthly interest rate (%)	0.03%
Banco De Chile Twenty One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 4,793,536
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 20,639,190
Monthly interest rate (%)	0.03%
Banco Credito E Inversiones Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 5,031,227
Monthly interest rate (%)	0.03%
Banco Itau Corpobanca Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 37,761
Monthly interest rate (%)	0.03%
Banco Itau Corpobanca Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 12,085,681
Monthly interest rate (%)	0.03%
Banco Santander Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 3,530,093
Monthly interest rate (%)	0.03%
Banco Security Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 1,995,032
Monthly interest rate (%)	0.03%
Scotia Bank Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 9,363,062
Monthly interest rate (%)	0.03%
Scotia Bank Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-07-2021
Currency	CLP
Amount	$ 14,000,280
Monthly interest rate (%)	0.03%
Scotia Bank Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2020
Due date	01-14-2021
Currency	CLP
Amount	$ 600,012
Monthly interest rate (%)	0.03%